Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 20,935	$ 10,782	$ 58,298	$ 26,333
Interest expense		13,646	3,738	35,848	6,610
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		79	58	212	156
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		17,866	9,359	50,027	23,106
Interest expense		10,916	3,226	29,199	5,462
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		877	352	2,393	641
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		18,743	9,711	52,420	23,747
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		2,113	1,013	5,666	2,430
Interest expense		$ 2,730	$ 512	$ 6,649	$ 1,148

[1]	Includes $18,743 million and $52,420 million, for the three and nine months ended July 31, 2023, respectively (three and nine months ended July 31, 2022 – $9,711 million and $23,747 million, respectively) which have been calculated based on the effective interest rate method (EIRM).